INSURANCE COVERAGE (Details) - Dec. 31, 2019 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
INSURANCE COVERAGE
Maximum indemnity limit for material assets		R$ 8,822,000
General civil liability, insured amount	$ 20,000,000	R$ 80,614,000